UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
 MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22135

Academy Funds Trust
(Exact name of registrant as specified in charter)

123 South Broad Street
Philadelphia, PA 19109
(Address of principal executive offices) (Zip code)

Jonathan Kopcsik
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(Name and address of agent for service)

215-979-3754
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period:  June 30, 2011

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

ACADEMY SELECT OPPORTUNITIES FUND
(ASELX)

June 30, 2011

ACADEMY FUNDS TRUST

Dear fellow shareholders,

As I write this in the waning days of summer, macroeconomic concerns and risk aversion seem to have reentered the global investor psyche.  After a confident (maybe complacent) two year stretch where equity investors focused on improved corporate efficiency and the resulting bottom-line growth, the market is beginning to acknowledge the not so good news:  The housing market is bad.  The job market is bad.  The Federal Reserve’s monetary stimulus pedal which has been pushed to the floor has flooded the financial markets with liquidity that has not generated the expected economic growth.  And the Eurozone, fraught with major structural challenges, will need consensus and cooperation from 17 member states each facing very different economic challenges.

Please understand that we are not pessimists; we believe that innovation and ingenuity will pull the United States through this morass, as it has so many times before.  The global economy will continue to evolve and reinvent itself.  However, the above are realities of the current economic situation and need to be acknowledged and factored into any investment valuation.  Over much of the last two years, when momentum and euphoria have dominated the market zeitgeist, these realities have been seemingly ignored.

As we have stated before, we are long-term fundamental investors.  We invest in companies after making a holistic assessment of their valuation and their company-specific long-term advantages and opportunities.  That said, we too cannot overlook the macro concerns that will fundamentally affect our investments; we too need to factor in these very real concerns even when market valuations are telling us to look the other way.  We did just this during the market’s liquidity-fueled, momentum-driven rally and our patient stance caused us to underperform as we waited for more opportunistic times to invest.  Now, as market euphoria and economic realities converge, we feel that we are well positioned to withstand the volatility accompanying this capitulation and to use it opportunistically to hunt for long-term investments displaying what we feel are excellent risk/reward trade-offs.

For the six month period ended June 30, 2011, the Academy Select Opportunities Fund returned -4.56% while the Fund’s benchmark, the S&P 500 Total Return Index, returned 6.02%.  Our hedges- which included purchased S&P 500 put options and exchange traded funds that moved inversely to the market- contributed to the Fund’s relative underperformance of 10.58%.  Going forward, as we begin the remainder of the year, we believe these hedges should leave us in a position of strength to capitalize on market weakness.

Sincerely,

David Jacovini
Portfolio Manager

Please see the following page for important information.

ACADEMY FUNDS TRUST

Past performance does not guarantee future results.

Mutual fund investing involves risk; principal loss is possible. Along with general market risks, investors should also note that the Select Opportunities Fund is classified as non-diversified and may be more volatile than diversified funds that hold a greater number of securities. The Fund may invest in securities of foreign companies, which can be more volatile, less liquid and subject to risk of currency fluctuations. Additionally, the Fund may invest in smaller companies, which may involve additional risks such as limited liquidity and greater volatility than with larger companies. It may also invest in debt securities which typically decrease when interest rates rise. This risk is usually greater for longer-term debt securities. The Fund may hold short positions and derivatives, which involve risks that vary from, and can exceed, the risks presented by holding long positions only. Derivatives, such as options, futures and options on futures, can be highly volatile, illiquid and difficult to value, and there is risk changes in the value of a derivative held by the Fund will not correlate with underlying instruments or the Fund’s other investments.

The above discussion is not intended to be a forecast of future events, a guarantee of future results and should not be considered a recommendation to buy or sell any security.

The S&P 500® Total Return Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.  Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

Must be preceded or accompanied by a prospectus.

Academy Funds are distributed by Quasar Distributors, LLC.

ACADEMY FUNDS TRUST

Index Comparison (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Academy Select Opportunities Fund from its inception (December 31, 2007) to June 30, 2011 as compared with the S&P 500® Total Return Index.

Academy Select Opportunities Fund
Growth of a Hypothetical $10,000 Investment at
June 30, 2011 vs. S&P 500® Total Return Index

	Annualized total returns
	For the periods ended June 30, 2011
	One Year	Three Years	Since Inception
Academy Select Opportunities Fund	-0.07%	-9.45%	-9.47%
S&P 500® Total Return Index	30.69%	3.34%	-0.81%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-386-3890.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Total return calculations reflect the effect of the Advisor’s expense limitation agreement for the Fund. Returns shown for the Fund and the S&P 500® Total Return Index include the reinvestment of all dividends, if any.

The S&P 500® Total Return Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

ACADEMY FUNDS TRUST

Academy Select Opportunities Fund
Investments by Sector as of June 30, 2011
(as a Percentage of Total Investments) (Unaudited)

ACADEMY FUNDS TRUST

Expense Example
For the Six Month Period Ended June 30, 2011 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) ongoing costs, including management fees, distribution and shareholder servicing (12b-1) fees, and other Fund expenses; and (2) a redemption fee if you sell your shares shortly after purchasing them.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses

The table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Expenses paid
	Beginning	Ending	during the
	account value	account value	period ended
	January 1, 2011	June 30, 2011	June 30, 2011*

Select Opportunities Fund	$1,000.00	$954.40	$9.69

*	Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as any redemption fees.  Therefore, the table below is useful in comparing the ongoing costs only, and will

ACADEMY FUNDS TRUST

Expense Example
June 30, 2011 (Unaudited)(Continued)

not help you determine the relative total costs owning different funds.  In addition, if redemption fees were included, your costs could have been higher.

Expenses paid
	Beginning	Ending	during the
	account value	account value	period ended
	January 1, 2011	June 30, 2011	June 30, 2011*

Select Opportunities Fund	$1,000.00	$1,014.88	$9.99

*	Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the period).

ACADEMY FUNDS TRUST

Academy Select Opportunities Fund
Schedule of Investments – June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS – 79.08%
Activities Related to Real Estate – 4.11%
St. Joe Co. (a)	10,000	$208,400
Commercial and Industrial Machinery and
Equipment Rental and Leasing – 4.89%
Exterran Holdings, Inc. (a)	12,500	247,875
Communications Equipment Manufacturing – 7.10%
ANADIGICS, Inc. (a)	60,000	192,600
Corelogic, Inc. (a)	10,000	167,100
		359,700
Data Processing, Hosting, and Related Services – 4.95%
Total System Services, Inc.	13,500	250,830
Electric Power Generation, Transmission
and Distribution – 12.29%
Exelon Corp.	6,500	278,460
NRG Energy, Inc. (a)	14,000	344,120
		622,580

Lessors of Real Estate – 4.71%
Tejon Ranch Co. (a)	7,000	238,700
Motion Picture and Video Industries – 6.53%
Lions Gate Entertainment Corp. (a)	50,000	331,000
Natural Gas Distribution – 4.87%
Spectra Energy Corp.	9,000	246,690
Navigational, Measuring, Electromedical, and
Control Instruments Manufacturing – 3.98%
Hologic, Inc. (a)	10,000	201,700
Oil and Gas Extraction – 4.97%
Ultra Petroleum Corp. (a)	5,500	251,900
Other Amusement and Recreation Industries – 4.53%
Global Payments, Inc.	4,500	229,500
Pharmaceutical and Medicine Manufacturing – 10.45%
Abbott Laboratories	6,000	315,720
Xenoport, Inc. (a)	30,000	213,600
		529,320

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Academy Select Opportunities Fund
Schedule of Investments – June 30, 2011 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS (Continued)
Waste Treatment and Disposal – 5.70%
Covanta Holding Corp.	17,500	$288,575
TOTAL COMMON STOCKS
(Cost $3,983,357)		4,006,770

EXCHANGE TRADED FUNDS – 9.80%
Other Investment Pools and Funds – 9.80%
ProShares Trust UltraShort S&P 500 (a)	16,000	248,640
ProShares UltraShort S&P 500 (a)	12,000	247,920
		496,560
TOTAL EXCHANGE TRADED FUNDS
(Cost $541,674)		496,560

PREFERRED STOCKS – 4.63%
Depository Credit Intermediation – 3.10%
JP Morgan Chase Capital XXVI, 8.00%	3,000	79,380
JP Morgan Chase Capital XXVIII, 7.20%	3,000	77,580
		156,960
Securities and Commodity Contracts
Intermediation and Brokerage – 1.53%
Citigroup Capital XII, 8.50%	3,000	77,460
TOTAL PREFERRED STOCKS
(Cost $239,340)		234,420

	Principal
	Amount
CONVERTIBLE BONDS – 2.44%
Other Investment Pools and Funds – 2.44%
Prologis
1.875%, 11/15/2037	$50,000	49,250
2.625%, 05/15/2038	75,000	74,531
		123,781
TOTAL CONVERTIBLE BONDS
(Cost $52,230)		123,781

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST
Academy Select Opportunities Fund
Schedule of Investments – June 30, 2011 (Unaudited) (Continued)

	Contracts	Value
PURCHASED OPTIONS – 1.20%
Put Options – 1.20%
SPDR S&P 500 ETF Trust
Expiration: September 2011, Exercise Price: $115.00	400	$26,800
Expiration: September 2011, Exercise Price: $120.00	300	33,900
		60,700
TOTAL PURCHASED OPTIONS
(Cost $133,200)		60,700

	Shares

SHORT-TERM INVESTMENTS – 2.57%
Money Market Funds – 2.57%
Fidelity Institutional Government Portfolio, 0.01%	130,351	130,351
TOTAL SHORT-TERM INVESTMENTS
(Cost $130,351)		130,351
Total Investments
(Cost $5,080,152) – 99.72%		5,052,582
Other Assets in Excess of Liabilities – 0.28%		14,398
TOTAL NET ASSETS – 100.00%		$5,066,980

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Statement of Assets and Liabilities
June 30, 2011 (Unaudited)

Academy Select
Opportunities
Fund
Assets:
Investments, at value*	$5,052,582
Receivable for investments sold	57,509
Dividends, interest and other receivables	2,572
Receivable from Advisor	15,484
Prepaid expenses	2,421
Total Assets	5,130,568

Liabilities:
Accrued 12b-1 fees	2,172
Accrued directors expense	5,805
Accrued expenses and other liabilities	55,611
Total Liabilities	63,588
Net Assets	$5,066,980

Net Assets Consist of:
Capital stock	$5,923,222
Accumulated net investment loss	(21,959)
Accumulated net realized loss	(806,713)
Net unrealized depreciation on investments	(27,570)
Net Assets	$5,066,980

Shares of beneficial interest outstanding
(unlimited shares without par value authorized)	377,783
Net asset value price per share	$13.41

* Cost of Investments	$5,080,152

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Statement of Operations
For the Six Months Ended June 30, 2011 (Unaudited)

Academy Select
Opportunities
Fund

Investment Income:
Dividends	$31,847
Interest	1,941
33,788
Expenses:
Investment advisory fee	27,874
Professional fees	23,699
Administration fee	20,237
Fund accounting fees	17,618
Transfer agent fees and expenses	15,385
12b-1 fees	6,968
Trustee fees and expenses	5,808
Printing and mailing expense	3,841
Custody fees	2,369
Insurance expense	1,613
Registration fees	733
Other expenses	2,960
Total expenses before expense limitation	129,105
Less: Fees waived/Expenses Paid by Advisor	(73,358)
Net expenses	55,747
Net Investment Loss	(21,959)

Realized and Unrealized Gain/(Loss):
Net realized loss on investments	(150,750)
Net change in unrealized depreciation on investments	(79,030)
Net realized and unrealized loss on investments	(229,780)

Net Decrease in Net Assets Resulting from Operations	$(251,739)

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Statement of Changes in Net Assets

	Academy Select Opportunities Fund
	Six Months	Year
	Ended	Ended
	June 30,	December 31,
	2011	2010
	(Unaudited)
Operations:
Net investment loss	$(21,959)	$(45,481)
Net realized loss on investments	(150,750)	(174,404)
Net change in unrealized depreciation on investments	(79,030)	366,859
Net increase/(decrease) in net assets
resulting from operations	(251,739)	146,974

Fund Share Transactions:
Proceeds from shares sold	94,579	622,766
Cost of shares redeemed*	(958,262)	(306,989)
Net increase/(decrease) in net assets from
capital share transactions	(863,683)	315,777
Total increase/(decrease) in net assets	(1,115,422)	462,751

Net Assets:
Beginning of year	6,182,402	5,719,651
End of year**	$5,066,980	$6,182,402
* Net of redemption fees of	$27	$—
** Including undistributed net investment loss of	$(21,959)	$—

Change in Shares Outstanding:
Shares sold	6,590	45,014
Shares redeemed	(68,722)	(22,503)
Net increase	(62,132)	22,511

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Academy Select Opportunities Fund
Financial Highlights

	Six Months
	Ended		Year Ended December 31,
	June 30,
	2011		2010	2009	2008
	(Unaudited)
Per share operating performance
(For a share outstanding throughout each period)

Net asset value, beginning of period	$14.05		$13.70	$11.73	$20.00

Operations:
Net investment income/(loss)	(0.06)		(0.10)	(0.04)	0.01
Net realized and unrealized gain/(loss)	(0.58)		0.45	2.01	(7.69)
Total from investment operations	(0.64)		0.35	1.97	(7.68)

Dividends and distributions to shareholders:
Dividends from net investment income	—		—	—	(0.01)
Dividends from tax return of capital	—		—	—	(0.02)
Distributions from net realized gains	—		—	—	(0.56)
Total dividends and distributions	—		—	—	(0.59)
Change in net asset value for the period	(0.64)		0.35	1.97	(8.27)
Redemption Fees Per Share	—		—	— (1)	—
Net asset value, end of period	$13.41		$14.05	$13.70	$11.73

Total return	(4.56)%		2.55%	16.79%	(38.24)%
Ratios/supplemental data
Net assets, end of period (000)	$5,067		$6,182	$5,720	$1,985
Ratio of net expenses to average net assets:
Before expense limitation arrangement	4.63	%(2)	4.62%	6.85%	10.91%
After expense limitation arrangement	2.00	%(2)	2.00%	2.00%	2.00%
Ratio of net investment income/(loss)
to average net assets:
Before expense limitation arrangement	(3.42	)%(2)	(3.40)%	(5.49)%	(8.82)%
After expense limitation arrangement	(0.79	)%(2)	(0.78)%	(0.65)%	0.09%
Portfolio turnover rate	38%		20%	50%	38%

(1)	Amount is less than $0.01 per share.
(2)	Annualized.

The accompanying notes are an integral part of these financial statements.

ACADEMY FUNDS TRUST

Notes to Financial Statements (Unaudited)

1.ORGANIZATION

Academy Funds Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and classified as an open-end management investment company.  The Trust currently consists of one mutual fund:  the Academy Select Opportunities Fund (the “Fund”), which commenced operations on December 31, 2007.  The Academy Select Opportunities Fund seeks long-term capital appreciation.

2.SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation:

Portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Fund’s pricing procedures.  Exchange traded options are valued using composite pricing.  If no sales are reported, the options will be valued by calculating the mean between the highest bid price and the lowest ask price across the exchanges where the option is traded.  Non-exchange traded options are valued at fair value using a mathematical model.  Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices.  Mutual Funds are valued at that day’s NAV.  Money market instruments having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities.  Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the London Stock Exchange.  Securities for which market quotations are not readily available are valued at fair value as determined in good faith by a method approved by the Board.  The Trust will also use the fair value of a foreign security at the time of calculating its NAV when events following the close of foreign markets on which the foreign security trades indicate that such closing price does not reflect the foreign securities fair value.  The Trust concluded that a price determined under the Fund’s

ACADEMY FUNDS TRUST

Notes to Financial Statements (Unaudited) (Continued)

valuation procedures was not readily available if, among other things, the Trust believed that the value of the security might have been materially affected by an intervening significant event.  A significant event may be related to a single issuer, to an entire market sector, or to the entire market.  These events may include, among other things: issuer–specific events including rating agency action, earnings announcements and corporate actions, significant fluctuations in domestic or foreign markets, natural disasters, armed conflicts, and government actions.  In the event that the market quotations are not readily available, the fair value of such securities will be determined in good faith, taking into consideration: (i) fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold.  The members of the Trust shall continuously monitor for significant events that might necessitate the use of fair value procedures.

Use of Estimates:

In preparing financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

Federal Income Taxes:

The Fund intends to meet the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all net investment taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is recorded.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions taken or expected to be taken on the tax return for the fiscal year end December 31, 2010, or for any other tax years which are open for exam.  As of December 31, 2010, open tax years include the tax years ended December 31, 2008, 2009 and 2010.  The Fund is also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next year.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.

ACADEMY FUNDS TRUST

Notes to Financial Statements (Unaudited) (Continued)

GAAP requires that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended December 31, 2010 the Academy Select Opportunities Fund decreased undistributed net investment loss by $45,481 and decreased paid-in-capital by $45,481.

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by The President. The Modernization Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.  Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

Distributions to Shareholders:

Dividends from net investment income are declared and paid at least annually.  Distributions of net realized capital gains, if any, will be declared and paid at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP.

ACADEMY FUNDS TRUST

Notes to Financial Statements (Unaudited) (Continued)

Guarantees and Indemnifications:

In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.

Other:

Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

As described in note 2, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
•	Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

ACADEMY FUNDS TRUST
Notes to Financial Statements (Unaudited) (Continued)

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.  ASU No. 2011-04 amends ASC 820, Fair Value Measurements and Disclosures to require additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities will need to disclose the following:

1)	the amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and

2)
for Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the entity’s valuation processes, and a narrative description of the sensitivity of the fair value measurement to changes in the unobservable inputs and the interrelationship between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Funds’ financial statement disclosures.

There was no significant movement between Levels 1 and 2 during the period.

Select Opportunities Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stock*	$4,006,770	$—	$—	$4,006,770
Preferred Stock*	234,420	—	—	234,420
Total Equity	4,241,190	—	—	4,241,190
Convertible Bonds	—	123,781	—	123,781
Purchased Options	60,700	—	—	60,700
Exchange Traded Funds	496,560	—	—	496,560
Short-Term Investments	130,351	—	—	130,351
Total Investments in Securities	$4,928,801	$123,781	$—	$5,052,582

*	See the Schedule of Investments for the investments detailed by industry classification.

Derivatives:

The Fund has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”).  The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

ACADEMY FUNDS TRUST

Notes to Financial Statements (Unaudited) (Continued)

Options – The Fund may purchase and write put and call options on securities, currencies or indices and enter into related closing transactions.  When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.  The average monthly market value of the purchased options during the six months ended June 30, 2011 was $51,650.

Fair Value of Derivative Instruments as of June 30, 2011.

Derivatives not accounted for as hedging instruments

	Statement of Assets &
	Liabilities Location	Fair Value
Equity Contracts - Options	Investments, at value	$60,700

The Effect of Derivative Instruments on the Statement of
Operations for the six months ended June 30, 2011.

Derivatives not accounted for as hedging instruments

	Amount of Realized	Change in Unrealized
	Gain/(Loss)	Appreciation/(Depreciation)
	on Derivatives	on Derivatives
	Recognized in Income	Recognized in Income
Equity Contracts - Options	$(455,068)	$135,998

Subsequent Events:

 In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

3.DISTRIBUTION PLAN

The Trust has adopted a Distribution and Service (12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan is designed to compensate the Fund’s

ACADEMY FUNDS TRUST

Notes to Financial Statements (Unaudited) (Continued)

distributor, advisor, or others for certain promotional and other sales related costs and for providing related services.  The Fund paid the Distributor and each dealer a monthly fee at the annual rate of 0.25% of the average daily net assets of the Fund’s shares beneficially owned by the Distributor’s and each dealer’s existing brokerage clients.  For the six months ended June 30, 2011, the Fund paid $6,968 pursuant to the Plan.

4.INVESTMENT ADVISOR AND OTHER AFFILIATES

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with Academy Asset Management LLC (the “Advisor”). The Advisory Agreement provides for advisory fees computed daily and paid monthly at an annual rate of 1.00% of the Fund’s average daily net assets.

Under the terms of an Expense Limitations Agreement, the Advisor has contractually agreed, through April 30, 2012, to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that net annual fund operating expenses (excluding any taxes, interest, brokerage fees, certain insurance costs and extraordinary expenses) do not exceed 2.00% of average daily net assets. Pursuant to its expense limitation agreement for the Fund, the Advisor is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and expense payments, to the extent that such recoupment by the Advisor will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived or expenses were paid. For the six months ended June 30, 2011, the Advisor waived $27,874 in fees and assumed Fund expenses of $45,484 for the Fund.

The following table shows the amount of fees waived and/or expenses assumed by the Advisor subject to potential recovery expiring in:

Academy Select Opportunities Fund
2011	$164,949
2012	$132,125
2013	$151,960

5.INVESTMENT TRANSACTIONS

For the six months ended June 30, 2011, purchases and sales of investment securities, other than short-term investments and short-term U.S. Government obligations were as follows:

ACADEMY FUNDS TRUST

Notes to Financial Statements (Unaudited) (Continued)

Academy Select
Opportunities Fund
Purchases:
U.S. Government	$—
Other	1,969,508
Sales:
U.S. Government	$—
Other	2,400,851

6. FEDERAL INCOME TAX INFORMATION

At December 31, 2010, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Academy Select
Opportunities Fund

Cost of Investments	$6,158,229
Gross Unrealized Appreciation	$708,681
Gross Unrealized Depreciation	(657,221)
Net Unrealized Appreciation/
(Depreciation) on investments	$51,460

As of December 31, 2010, the components of accumulated/(deficit) earnings on a tax basis were as follows:

Academy Select
Opportunities Fund

Accumulated Capital and Other Losses	$(655,963)
Unrealized Appreciation/
(Depreciation) on Investments	51,460
Total Accumulated/(Deficit)	$(604,503)

At December 31, 2010, the Fund had net post-October realized capital losses of $130,060 from transactions between January 1, 2010 and December 31, 2010.

At December 31, 2010, the Fund had capital loss carryforwards expiring as indicated below:

December 31, 2017	$481,559
December 31, 2018	$140,144

7.DISTRIBUTION TO SHAREHOLDERS

The Fund did not pay any distributions during the fiscal years ended December 31, 2010 and 2009.

(This Page Intentionally Left Blank.)

INVESTMENT ADVISOR
Academy Asset Management LLC
123 South Broad Street, Suite 1630
Philadelphia, PA 19109

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

The Fund’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-877-386-3890 and on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the period ended June 30, 2010 is available without charge, upon request, by calling 1-877-386-3890 and on the SEC’s website at www.sec.gov.

The Fund’s complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-877-386-3890, or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

 (2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

 (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment   companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Academy Funds Trust

By (Signature and Title)* /s/ David Jacovini
David Jacovini, President

Date 8/24/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* s/ David Jacovini
David Jacovini, President & Treasurer

Date 8/24/2011